Shareholder Fees - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPInternationalCapitalAppreciationPortfolio-InvestorPRO | VIP International Capital Appreciation Portfolio
Shareholder Fees:
(fees paid directly from your investment)